As filed with the Securities and Exchange Commission on June 5, 2017

Securities Act File No. 333-215390

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

Janus Investment Fund

(Exact Name of Registrant as Specified in Charter)

151 Detroit Street

Denver, Colorado 80206-4805

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

(303) 333-3863

(Area Code and Telephone Number)

Michelle Rosenberg

151 Detroit Street

Denver, Colorado 80206-4805

(Name and Address of Agent for Service)

With copies to:

Kevin T. Hardy, Esq. Skadden, Arps, Slate, Meagher & Flom LLP 155 North Wacker Drive Chicago, Illinois 60606	Bruce A. Rosenblum, Esq. Vedder Price P.C. 1401 I Street NW, Suite 1100 Washington, DC 20005

Michael K. Hoffman, Esq. Skadden, Arps, Slate, Meagher & Flom LLP Four Times Square New York, New York 10036

This Post-Effective Amendment is being filed for the sole purpose of filing the tax opinion as Exhibit 12 to Part C of this Registration Statement.

The Joint Proxy Statement/Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission (the “SEC”) on March 2, 2017 pursuant to Rule 497 of the Securities Act of 1933, as amended, are incorporated herein by reference.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

No filing fee is required because an indefinite number of shares of beneficial interest with $0.01 par value, of the Registrant have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

PART C - OTHER INFORMATION

ITEM 15.            Indemnification

Article VI of Janus Investment Fund’s (the “Trust”) Amended and Restated Agreement and Declaration of Trust provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees, officers and Advisory Board members will be indemnified against liability and against all expenses of litigation incurred by them in connection with any action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their connection with the Funds, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither “interested persons” (as defined under the Investment Company Act of 1940, as amended, i.e., “Non-interested Trustees”) of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his or her conduct is later determined to preclude indemnification, and that either he or she provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of Non-interested Trustees, or independent legal counsel in a written opinion, determines that he or she ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees, officers and any Advisory Board members.

Additionally, each Non-interested Trustee has entered into an Indemnification Agreement with the Trust, which agreement provides that the Trust shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer, employee or authorized agent of the Trust to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The Indemnification Agreement cannot be altered without the consent of the Non-interested Trustee and the Trust. In addition, the Indemnification Agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses more timely, efficient, and certain. In accordance with Section 17(h) of the 1940 Act, the Indemnification Agreement does not protect a Non-interested Trustee against any liability to the Trust or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

ITEM 16.            Exhibits

Exhibit 1
(a)

Amended and Restated Agreement and Declaration of Trust, dated March 18, 2003, is incorporated herein by reference to Exhibit 1(ii) to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A, filed on April 17, 2003 (File No. 2-34393).

(b)

Certificate of Amendment Establishing and Designating Series, dated September 16, 2003, is incorporated herein by reference to Exhibit 1(jj) to Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A, filed on December 23, 2003 (File No. 2-34393).

(c)

Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(a) to N-14/A Pre-Effective Amendment No. 1, filed on August 8, 2006 (File No. 2-34393).

(d)

Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(b) to N-14/A Pre-Effective Amendment No. 1, filed on August 8, 2006 (File No. 2-34393).

(e)

Certificate of Amendment of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1(ss) to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A, filed on December 19, 2006 (File No. 2-34393).

(f)

Certificate of Establishment and Designation of share class (Janus Global Technology Fund - Class N Shares), dated January 25, 2017, is incorporated herein by reference to Exhibit (a)(62) to Post-Effective Amendment No. 241 to the Registrant’s Registration Statement on Form N-1A, filed January 27, 2017 (File No. 2-34393).

Exhibit 2
(a)

Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2(e) to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A, filed on December 10, 2004 (File No. 2-34393).

(b)

First Amendment to the Amended and Restated Bylaws is incorporated herein by reference to Exhibit 2(f) to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A, filed on October 14, 2005 (File No. 2-34393).

(c)

Second Amendment to the Amended and Restated Bylaws is incorporated herein by reference to Exhibit 2(g) to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A, filed on October 14, 2005 (File No. 2-34393).

Exhibit 3
(a) Form of Specimen Stock Certificate for Janus Global Technology Fund is incorporated herein by reference to Exhibit 3(s) to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A, filed on September 10, 1998 (File No. 2-34393).
Exhibit 4
(a)

Form of Agreement and Plan of Reorganization by and between Janus Investment Fund, on behalf of Janus Global Technology Fund, and Henderson Global Funds, on behalf of Henderson Global Technology Fund, is incorporated herein by reference to Exhibit 4(a) to the Registrant’s Registration Statement on Form N-14, filed on December 30, 2016 (File No. 333-215390).

Exhibit 5 (Not Applicable)
Exhibit 6
(a)

Form of Investment Advisory Agreement for Janus Global Technology Fund is incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A, filed on September 10, 1998 (File No. 2-34393).

(b)

Amendment dated January 31, 2000 to the Investment Advisory Agreement for Janus Global Technology Fund dated September 14, 1998, is incorporated herein by reference to Exhibit 4(y) to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A, filed on January 31, 2000 (File No. 2-34393).

(c)

Investment Advisory Agreement for Janus Global Technology Fund dated July 1, 2004 is incorporated herein by reference to Exhibit 4(aaa) to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A, filed on December 10, 2004 (File No. 2-34393).

(d)

Investment Advisory Agreement for Janus Global Technology Fund dated July 1, 2004, as amended February 1, 2006, is incorporated herein by reference to Exhibit 4(hhhh) to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A, filed on February 27, 2006 (File No. 2-34393).

(e)

Amendment to Investment Advisory Agreement for Janus Global Technology Fund dated June 14, 2006 is incorporated herein by reference to Exhibit 4(mmmmm) to Post-Effective Amendment No. 119 on Form N-1A, filed on December 19, 2006 (File No. 2-34393).

Exhibit 7
(a) Distribution Agreement between Janus Investment Fund and Janus Distributors, Inc., dated July 1,

1997, is incorporated herein by reference to Exhibit 6 to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A, filed on December 15, 1997 (File No. 2-34393).
(b)

Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated June 18, 2002, is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed on December 13, 2002 (File No. 2-34393).

(c)

Amendment to Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated June 14, 2006, is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A, filed on December 19, 2006 (File No. 2-34393).

(d)

Amendment to Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated January 1, 2008, is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2008 (File No. 2-34393).

(e)

Form of Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC is incorporated herein by reference to Exhibit (e)(5) to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed on July 2, 2009 (File No. 2-34393).

(f)

Form of Intermediary Services Agreement is incorporated herein by reference to Exhibit (e)(6) to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed on July 2, 2009 (File No. 2-34393).

(g)

Form of Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC is incorporated herein by reference to Exhibit (e)(7) to Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2010 (File No. 2-34393).

(h)

Amended and Restated Distribution Agreement between Janus Investment Fund and Janus Distributors LLC, dated May 31, 2012, is incorporated herein by reference to Exhibit (e)(8) to Post-Effective Amendment No. 175 to the Registrant’s Registration Statement on Form N-1A, filed on May 31, 2012 (File No. 2-34393).

Exhibit 8 (Not Applicable)
Exhibit 9
(a)

Foreign Custody Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(u) to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A, filed on December 18, 2000 (File No. 2-34393).

(b)

Foreign Custody Manager Addendum to Global Custodial Services Agreement dated December 5, 2000 is incorporated herein by reference to Exhibit 7(v) to Post-Effective Amendment No. 96, filed on December 18 to the Registrant’s Registration Statement on Form N-1A, 2000 (File No. 2-34393).

(c)

Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(w) to Post-Effective Amendment No. 96, filed on December 18 to the Registrant’s Registration Statement on Form N-1A, 2000 (File No. 2-34393).

(d)

Form of Amendment to State Street Bank and Trust Company Custodian Contract dated December 5, 2000 is incorporated herein by reference to Exhibit 7(x) to Post-Effective Amendment No. 96, filed on December 18 to the Registrant’s Registration Statement on Form N-1A, 2000 (File No. 2-34393).

(e)

Amendment to Custodian Contract dated January 21, 2005, between Janus Investment Fund, on behalf of its Portfolios, and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(ii) to Post-Effective Amendment No. 113, filed on February 24, 2005 (File No. 2-34393).

(f)

Amended and Restated Custodian Contract dated August 1, 2005, between Janus Investment Fund and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(mm) to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A, filed on October 14, 2005 (File No. 2-34393).

Exhibit 10
(a)

Form of Distribution and Shareholder Servicing Plan for Class A Shares is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed on July 2, 2009 (File No. 2-34393).

(b)

Form of Distribution and Shareholder Servicing Plan for Class C Shares is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed on July 2, 2009 (File No. 2-34393).

(c)

Form of Distribution and Shareholder Servicing Plan for Class R Shares is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed on July 2, 2009 (File No. 2-34393).

(d)

Form of Distribution and Shareholder Servicing Plan for Class S Shares is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed on July 2, 2009 (File No. 2-34393).

(e)

Form of Amended Rule 18f-3 Plan is incorporated herein by reference to Exhibit (n)(6) to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed on July 2, 2009 (File No. 2-34393).

(f)

Form of Amended Rule 18f-3 Plan is incorporated herein by reference to Exhibit (n)(7) to Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2010 (File No. 2-34393).

(g)

Amended Rule 18f-3 Plan, dated March 15, 2012, is incorporated herein by reference to Exhibit (n)(9) to Post-Effective Amendment No. 175 to the Registrant’s Registration Statement on Form N-1A, filed on May 31, 2012 (File No. 2-34393).

(h)

Amended Rule 18f-3 Plan, dated June 16, 2016, is incorporated herein by reference to Exhibit (n)(10) to Post-Effective Amendment No. 234 to the Registrant’s Registration Statement on Form N-1A, filed on August 15, 2016 (File No. 2-34393).

Exhibit 11
(a) Form of Opinion and Consent of Counsel is incorporated herein by reference to Exhibit 11(a) to the Registrant’s Registration Statement on Form N-14, filed on February 15, 2017 (File No. 333-215390).

Exhibit 12
(a) Tax Opinion of Skadden, Arps, Slate, Meagher & Flom LLP, special counsel for the Registrant, is filed herein as Exhibit 12(a) to this Registration Statement.
Exhibit 13
(a)

Amended and Restated Transfer Agency Agreement dated June 18, 2002, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(u) to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed on December 13, 2002 (File No. 2-34393).

(b)

Form of Letter Agreement regarding Janus Services LLC Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(v) to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed on December 13, 2002 (File No. 2-34393).

(c)

Form of Letter Agreement regarding Janus Services LLC Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(w) to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A, filed on January 3, 2003 (File No. 2-34393).

(d)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(uu) to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A, filed on December 10, 2004 (File No. 2-34393).

(e)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(ww) to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement on Form N-1A, filed on February 24, 2005 (File No. 2-34393).

(f)

Letter Agreement dated February 9, 2005, regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(xx) to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A, filed on October 14, 2005 (File No. 2-34393).

(g)

Form of Letter Agreement regarding Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(kkk) to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A, filed on February 27, 2006 (File No. 2-34393).

(h)

Letter Agreement dated April 18, 2006 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(lll) to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A, filed on December 19, 2006 (File No. 2-34393).

(i)

Letter Agreement dated November 1, 2006 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(sss) to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A, filed on December 19, 2006 (File No. 2-34393).

(j)

Letter Agreement dated December 14, 2006 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(ttt) to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A, filed on December 19, 2006 (File No. 2-34393).

(k)

Letter Agreement dated December 20, 2006 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(uuu) to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007 (File No. 2-34393).

(l)

Letter Agreement dated February 23, 2007 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(xxx) to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007 (File No. 2-34393).

(m)

First Amendment dated December 14, 2007 to the Amended and Restated Transfer Agency Agreement, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(yyy) to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2008 (File No. 2-34393).

(n)

Letter Agreement dated December 21, 2007 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(zzz) to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2008 (File No. 2-34393).

(o)

Letter Agreement dated February 26, 2008 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(aaaa) to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2008 (File No. 2-34393).

(p)

Letter Agreement dated August 29, 2008 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(bbbb) to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A, filed on February 27, 2009 (File No. 2-34393).

(q)

Second Amendment dated October 2, 2008 to the Amended and Restated Transfer Agency Agreement, between Janus Investment Fund and Janus Services LLC is incorporated herein by reference to Exhibit 8(cccc) to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A, filed on February 27, 2009 (File No. 2-34393).

(r)

Letter Agreement dated October 2, 2008 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(dddd) to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A, filed on February 27, 2009 (File No. 2-34393).

(s)

Letter Agreement dated December 29, 2008 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit 8(eeee) to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A, filed on February 27, 2009 (File No. 2-34393).

(t)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(86) to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A, filed on July 2, 2009 (File No. 2-34393).

(u)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(95) to Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A, filed on February 16, 2010 (File No. 2-34393).

(v)

Letter Agreement dated July 1, 2010 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(101) to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement on Form N-1A, filed on July 30, 2010 (File No. 2-34393).

(w)

Form of Administration Servicing Agreement between State Street Bank and Trust Company and Janus Investment Fund is incorporated herein by reference to Exhibit (h)(130) to Post-Effective Amendment No. 152 to the Registrant’s Registration Statement on Form N-1A, filed on May 13, 2011 (File No. 2-34393).

(x)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(105) to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement on Form N-1A, filed on July 30, 2010 (File No. 2-34393).

(y)

Letter Agreement dated August 2, 2010 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(106) to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A, filed on August 25, 2010 (File No. 2-34393).

(z)

Letter Agreement dated September 15, 2010 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(110) to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement on Form N-1A, filed on October 15, 2010 (File No. 2-34393).

(aa)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(115) to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A, filed on December 27, 2010 (File No. 2-34393).

(bb)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(119) to Post-Effective Amendment No. 146 to the Registrant’s Registration Statement on Form N-1A, filed on April 21, 2011 (File No. 2-34393).

(cc)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(124) to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A, filed on May 3, 2011 (File No. 2-34393).

(dd)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(129) to Post-Effective Amendment No. 152 to the Registrant’s Registration Statement on Form N-1A, filed on May 13, 2011 (File No. 2-34393).

(ee)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(132) to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement on Form N-1A, filed on July 29, 2011 (File No. 2-34393).

(ff)

Administration Agreement between Janus Investment Fund and Janus Capital Management LLC, dated June 23, 2011, is incorporated herein by reference to Exhibit (h)(134) to Post-Effective Amendment No. 163 to the Registrant’s Registration Statement on Form N-1A, filed on October 28, 2011 (File No. 2-34393).

(gg)

Amendment dated September 28, 2011 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(135) to Post-Effective Amendment No. 163 to the Registrant’s Registration Statement on Form N-1A, filed on October 28, 2011 (File No. 2-34393).

(hh)

Letter Agreement dated September 28, 2011 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(136) to Post-Effective Amendment No. 166 to the Registrant’s Registration Statement on Form N-1A, filed on December 15, 2011 (File No. 2-34393).

(ii)

Amendment dated December 7, 2011 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(137) to Post-Effective Amendment No. 166 to the Registrant’s Registration Statement on Form N-1A, filed on December 15, 2011 (File No. 2-34393).

(jj)

Form of Letter Agreement dated December 7, 2011 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(138) to Post-Effective Amendment No. 166 to the Registrant’s Registration Statement on Form N-1A, filed on December 15, 2011 (File No. 2-34393).

(kk)

Letter Agreement dated December 15, 2011 regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(139) to Post-Effective Amendment No. 166 to the Registrant’s Registration Statement on Form N-1A, filed on December 15, 2011 (File No. 2-34393).

(ll)

Amendment dated December 15, 2011 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(141) to Post-Effective Amendment No. 166 to the Registrant’s Registration Statement on Form N-1A, filed on December 15, 2011 (File No. 2-34393).

(mm)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated October 15, 2012, is incorporated herein by reference to Exhibit (h)(146) to Post-Effective Amendment No. 179 to the Registrant’s Registration Statement on Form N-1A, filed on October 26, 2012 (File No. 2-34393).

(nn)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated March 10, 2010, is incorporated herein by reference to Exhibit (h)(147) to Post-Effective Amendment No. 180 to the Registrant’s Registration Statement on Form N-1A, filed on November 13, 2012 (File No. 2-34393).

(oo)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated October 15, 2012, is incorporated herein by reference to Exhibit (h)(148) to Post-Effective Amendment No. 180 to the Registrant’s Registration Statement on Form N-1A, filed on November 13, 2012 (File No. 2-34393).

(pp)

Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC, dated October 15, 2012, is incorporated herein by reference to Exhibit (h)(149) to Post-Effective Amendment No. 180 to the Registrant’s Registration Statement on Form N-1A, filed on November 13, 2012 (File No. 2-34393).

(qq)

Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(153) to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement on Form N-1A, filed on December 28, 2012 (File No. 2-34393).

(rr)

Form of Custody Agreement between HSBC and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(177) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement on Form N-1A, filed on March 29, 2013 (File No. 2-34393).

(ss)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated October 15, 2012, is incorporated herein by reference to Exhibit (h)(146) to Post-Effective Amendment No. 179 to the Registrant’s Registration Statement on Form N-1A, filed on October 26, 2012 (File No. 2-34393).

(tt)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated March 10, 2010, is incorporated herein by reference to Exhibit (h)(147) to Post-Effective Amendment No. 180 to the Registrant’s Registration Statement on Form N-1A, filed on November 13, 2012 (File No. 2-34393).

(uu)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated October 15, 2012, is incorporated herein by reference to Exhibit (h)(148) to Post-Effective Amendment No. 180 to the Registrant’s Registration Statement on Form N-1A, filed on November 13, 2012 (File No. 2-34393).

(vv)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated March 15, 2012, is incorporated herein by reference to Exhibit (h)(150) to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement on Form N-1A, filed on December 28, 2012 (File No. 2-34393).

(ww)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(152) to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement on Form N-1A, filed on December 28, 2012 (File No. 2-34393).

(xx)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated February 15, 2013, is incorporated herein by reference to Exhibit (h)(178) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement on Form N-1A, filed on March 29, 2013 (File No. 2-34393).

(yy)

Amendment dated February 15, 2013 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(179) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement on Form N-1A, filed on March 29, 2013 (File No. 2-34393).

(zz)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated March 18, 2013, is incorporated herein by reference to Exhibit (h)(180) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement on Form N-1A, filed on March 29, 2013 (File No. 2-34393).

(aaa)

Amendment dated March 18, 2013 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(181) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement on Form N-1A, filed on March 29, 2013 (File No. 2-34393).

(bbb)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated April 1, 2013, is incorporated herein by reference to Exhibit (h)(183) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement on Form N-1A, filed on March 29, 2013 (File No. 2-34393).

(ccc)

Amendment dated April 1, 2013 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(184) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement on Form N-1A, filed on March 29, 2013 (File No. 2-34393).

(ddd)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(185) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement on Form N-1A, filed on March 29, 2013 (File No. 2-34393).

(eee)

Form of Amendment to Administration Agreement between Janus Capital Management LLC and Janus Investment Fund is incorporated herein by reference to Exhibit (h)(186) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement on Form N-1A, filed on March 29, 2013 (File No. 2-34393).

(fff)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(207) to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement on Form N-1A, filed on January 28, 2014 (File No. 2-34393).

(ggg)

Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(208) to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement on Form N-1A, filed on January 28, 2014 (File No. 2-34393).

(hhh)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(210) to Post-Effective Amendment No. 198 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2014 (File No. 2-34393).

(iii)

Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(211) to Post-Effective Amendment No. 198 to the Registrant’s Registration Statement on Form N-1A, filed on February 28, 2014 (File No. 2-34393).

(jjj)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(213) to Post-Effective Amendment No. 203 to the Registrant’s Registration Statement on Form N-1A, filed on May 23, 2014 (File No. 2-34393).

(kkk)

Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(214) to Post-Effective Amendment No. 203 to the Registrant’s Registration Statement on Form N-1A, filed on May 23, 2014 (File No. 2-34393).

(lll)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated October 6, 2014, is incorporated herein by reference to Exhibit (h)(215) to Post-Effective Amendment No. 208 to the Registrant’s Registration Statement on Form N-1A, filed on October 28, 2014 (File No. 2-34393).

(mmm)

Amendment dated October 6, 2014 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(216) to Post-Effective Amendment No. 208 to the Registrant’s Registration Statement on Form N-1A, filed on October 28, 2014 (File No. 2-34393).

(nnn)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(218) to Post-Effective Amendment No. 212 to the Registrant’s Registration Statement on Form N-1A, filed on December 17, 2014 (File No. 2-34393).

(ooo)

Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(219) to Post-Effective Amendment No. 212 to the Registrant’s Registration Statement on Form N-1A, filed on December 17, 2014 (File No. 2-34393).

(ppp)

Form of Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(221) to Post-Effective Amendment No. 225 to the Registrant’s Registration Statement on Form N-1A, filed on June 23, 2015 (File No. 2-34393).

(qqq)

Form of Amendment to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(222) to Post-Effective Amendment No. 225 to the Registrant’s Registration Statement on Form N-1A, filed on June 23, 2015 (File No. 2-34393).

(rrr)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated December 11, 2015, is incorporated herein by reference to Exhibit (h)(223) to Post-Effective Amendment No. 231 to the Registrant’s Registration Statement on Form N-1A, filed on January 28, 2016 (File No. 2-34393).

(sss)

Amendment dated December 11, 2015 to Administration Agreement between Janus Investment Fund and Janus Capital Management LLC is incorporated herein by reference to Exhibit (h)(224) to Post-Effective Amendment No. 231, filed on January 28, 2016 (File No. 2-34393).

(ttt)

Letter Agreement regarding Janus Services LLC Amended and Restated Transfer Agency Agreement, dated June 16, 2016, is incorporated herein by reference to Exhibit (h)(225) to Post-Effective Amendment No. 234 to the Registrant’s Registration Statement on Form N-1A, filed on August 15, 2016 (File No. 2-34393).

Exhibit 14
(a)

Consent of PricewaterhouseCoopers LLP is incorporated by reference to Exhibit 14(a) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14, filed on March 1, 2017 (File No. 333-215390).

(b)

Consent of Ernst & Young LLP is incorporated by reference to Exhibit 14(b) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14, filed on March 1, 2017 (File No. 333-215390).

Exhibit 15 (Not Applicable)
Exhibit 16
(a)

Powers of Attorney, dated December 8, 2016, are incorporated herein by reference to Exhibit 16(a) to the Registrant’s Registration Statement on Form N-14, filed on February 15, 2017 (File No. 333-215390).

(b)

Powers of Attorney, dated January 26, 2017, are incorporated herein by reference to Exhibit 16(b) to the Registrant’s Registration Statement on Form N-14, filed on February 15, 2017 (File No. 333-215390).

Exhibit 17 (Not Applicable)

ITEM 17.            Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 5th day of June, 2017.

JANUS INVESTMENT FUND

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen, President and
Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bruce L. Koepfgen	President and Chief Executive Officer	June 5, 2017
Bruce L. Koepfgen	(Principal Executive Officer)

/s/ Jesper Nergaard	Vice President, Chief Financial	June 5, 2017
Jesper Nergaard	Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

William F. McCalpin*	Chairman and Trustee	June 5, 2017
William F. McCalpin

Alan A. Brown*	Trustee	June 5, 2017
Alan A. Brown

William D. Cvengros*	Trustee	June 5, 2017
William D. Cvengros

Raudline Etienne*	Trustee	June 5, 2017
Raudline Etienne

Gary A. Poliner*	Trustee	June 5, 2017
Gary A. Poliner

James T. Rothe*	Trustee	June 5, 2017
James T. Rothe

William D. Stewart*	Trustee	June 5, 2017
William D. Stewart

Linda S. Wolf*	Trustee	June 5, 2017
Linda S. Wolf

/s/ Kathryn L. Santoro
*By:	Kathryn L. Santoro
Attorney-in-Fact

INDEX OF EXHIBITS

Exhibit Number	Exhibit Title
Exhibit 12(a)	Tax Opinion of Skadden, Arps, Slate, Meagher & Flom LLP